UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F -HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2010

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Ridgecrest Investment Management, LLC
Address:     767 Third Avenue, 20th Floor
             New York, NY 10017


Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Todd McElroy
Title:   Chief Financial Officer
Phone:   (646) 827-2698

Signature, Place, and Date of Signing:

/s/ Todd McElroy              New York, New York             November 11, 2010
-----------------             -------------------            -----------------
  [Signature]                    [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                      0
                                                   -------------

Form 13F Information Table Entry Total:                 91
                                                  ---------------

Form 13F Information Table Value Total:               $68,188
                                                  ---------------
                                                    (thousands)




List of Other Included Managers:

None

                                                               MKT VALUE     SHS/    SH/   PUT/  INVESTMENT     VOTING AUTHORITY
               ISSUER                 TYPE          CUSIP      (1,000'S)   PRN AMT   PRN   CALL  DISCRETION   SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Agrium Inc                            COM         008916108     1,875      25,000    SH             SOLE         25,000
Air Transport Services Group Inc      COM         00922R105       244      40,000    SH             SOLE         40,000
Alcatel-Lucent/France                 ADR         013904305       423     125,000    SH             SOLE        125,000
American Commercial Lines Inc         COM
                                      PAR $0.01   025195405       767      27,500    SH             SOLE         27,500
American Express Co                   COM         025816109     1,261      30,000    SH             SOLE         30,000
Anadigics Inc                         COM         032515108       305      50,000    SH             SOLE         50,000
Arch Coal Inc                         COM         039380100       801      30,000    SH             SOLE         30,000
Arthrocare Corp                       COM         043136100       883      32,500    SH             SOLE         32,500
ArvinMeritor Inc                      COM         043353101       777      50,000    SH             SOLE         50,000
Ashland Inc                           COM         044209104     1,000      20,500    SH             SOLE         20,500
Brigham Exploration Co                COM         109178103       656      35,000    SH             SOLE         35,000
Broadridge Financial Solutions Inc    COM         11133T103       686      30,000    SH             SOLE         30,000
Buckeye Technologies Inc              COM         118255108     1,177      80,000    SH             SOLE         80,000
Celadon Group Inc                     COM         150838100       345      25,000    SH             SOLE         25,000
Celanese Corp                         COM         150870103       482      15,000    SH             SOLE         15,000
Clearwater Paper Corp                 COM         18538R103       456       6,000    SH             SOLE          6,000
Cooper Industries PLC                 COM         216648402     1,223      25,000    SH             SOLE         25,000
Cott Corp                             COM         22163N106       353      45,000    SH             SOLE         45,000
Dana Holding Corp                     COM         235825205       493      40,000    SH             SOLE         40,000
Discover Financial Services           COM         254709108     1,168      70,000    SH             SOLE         70,000
Eastman Chemical Co                   COM         277432100     1,480      20,000    SH             SOLE         20,000
Eaton Corp                            COM         278058102     1,237      15,000    SH             SOLE         15,000
Enterprise Products Partners LP       COM         293792107     1,190      30,000    SH             SOLE         30,000
Entropic Communications Inc           COM         29384R105       576      60,000    SH             SOLE         60,000
Exact Sciences Corp                   COM         30063P105       434      60,000    SH             SOLE         60,000
First California Financial Group Inc  COM         319395109       466     190,000    SH             SOLE        190,000
Flowserve Corp                        COM         34354P105     1,094      10,000    SH             SOLE         10,000
FMC Corp                              COM         302491303     1,539      22,500    SH             SOLE         22,500
Furmanite Corp                        COM         361086101       293      60,000    SH             SOLE         60,000
General Electric Co                   COM         369604103     1,625     100,000    SH             SOLE        100,000
Globe Specialty Metals Inc            COM         37954N206       702      50,000    SH             SOLE         50,000
WR Grace & Co                         COM         38388F108       978      35,000    SH             SOLE         35,000
Greenbrier Cos Inc                    COM         393657101       702      45,000    SH             SOLE         45,000
Halozyme Therapeutics Inc             COM         40637H109       655      85,000    SH             SOLE         85,000
Harbin Electric Inc                   COM         41145W109       537      30,000    SH             SOLE         30,000
Healthsouth Corp                      COM         421924309     1,056      55,000    SH             SOLE         55,000
International Coal Group Inc          COM         45928H106       319      60,000    SH             SOLE         60,000
Iron Mountain Inc                     COM         462846106       447      20,000    SH             SOLE         20,000
JPMorgan Chase & Co                   COM         46625H100     1,541      40,500    SH             SOLE         40,500
KBW Inc                               COM         482423100       512      20,000    SH             SOLE         20,000
Koppers Holdings Inc                  COM         50060P106       537      20,000    SH             SOLE         20,000
Lance Inc                             COM         514606102       639      30,000    SH             SOLE         30,000
LDK Solar Co Ltd                      ADR         50183L107       617      60,000    SH             SOLE         60,000
LECG Corp                             COM         523234102        63      57,400    SH             SOLE         57,400
Liberty Media Corp - Capital          COM         53071M302     1,041      20,000    SH             SOLE         20,000
Limelight Networks Inc                COM         53261M104       471      80,000    SH             SOLE         80,000
Linn Energy LLC                       COM         536020100     1,438      45,000    SH             SOLE         45,000
Lubrizol Corp                         COM         549271104       954       9,000    SH             SOLE          9,000
Marvell Technology Group Ltd          COM         G5876H105       700      40,000    SH             SOLE         40,000
MAXIMUS Inc                           COM         577933104       909      14,761    SH             SOLE         14,761
MGM Resorts International             COM         552953101       620      55,000    SH             SOLE         55,000
Motorola Inc                          COM         620076109       640      75,000    SH             SOLE         75,000
Murphy Oil Corp                       COM         626717102     1,548      25,000    SH             SOLE         25,000
Nalco Holding Co                      COM         62985Q101       756      30,000    SH             SOLE         30,000
National Oilwell Varco Inc            COM         637071101       667      15,000    SH             SOLE         15,000
Newell Rubbermaid Inc                 COM         651229106     1,336      75,000    SH             SOLE         75,000
Noble Corp                            COM         5833N103v       169       5,000    SH             SOLE          5,000
North American Energy Partners Inc    COM         656844107       652      80,000    SH             SOLE         80,000
Oracle Corp                           COM         68389X105       537      20,000    SH             SOLE         20,000
Pall Corp                             COM         696429307       833      20,000    SH             SOLE         20,000
Pioneer Drilling Co                   COM         723655106       319      50,000    SH             SOLE         50,000
Potash Corp of Saskatchewan Inc       COM         73755L107     2,161      15,000    SH             SOLE         15,000
ProShares UltraShort MidCap400        COM         74347R859       234      15,000    SH             SOLE         15,000
ProShares Ultra Russell2000           COM         74347R842       477      15,000    SH             SOLE         15,000
Quality Distribution Inc              COM         74756M102       446      70,000    SH             SOLE         70,000
Ralcorp Holdings Inc                  COM         751028101     1,023      17,500    SH             SOLE         17,500
Renesola Ltd                          ADR         75971T103       188      15,000    SH             SOLE         15,000
RF Micro Devices Inc                  COM         749941100       768     125,000    SH             SOLE        125,000
Rockwell Collins Inc                  COM         774341101       874      15,000    SH             SOLE         15,000
Sauer-Danfoss Inc                     COM         804137107       532      25,000    SH             SOLE         25,000
Scripps Networks Interactive Inc      COM         811065101     1,190      25,000    SH             SOLE         25,000
Sequenom Inc                          COM         817337405       280      40,000    SH             SOLE         40,000
Solutia Inc                           COM         834376501       320      20,000    SH             SOLE         20,000
Sonoco Products Co                    COM         835495102     1,170      35,000    SH             SOLE         35,000
SPDR S&P 500 ETF Trust                COM         78462F103     1,712      15,000    SH             SOLE         15,000
Stillwater Mining Co                  COM         86074Q102       758      45,000    SH             SOLE         45,000
SuccessFactors Inc                    COM         864596101       251      10,000    SH             SOLE         10,000
Symantec Corp                         COM         871503108       378      25,000    SH             SOLE         25,000
Target Corp                           COM         87612E106       935      17,500    SH             SOLE         17,500
Titan Machinery Inc                   COM         88830R101       652      40,000    SH             SOLE         40,000
Toreador Resources Corp               COM         891050106       559      50,000    SH             SOLE         50,000
TransAtlantic Petroleum Ltd           COM         G89982105       148      50,000    SH             SOLE         50,000
Trinity Industries Inc                COM         896522109       891      40,000    SH             SOLE         40,000
ProShares UltraShort QQQ              COM         74347R875       147      10,000    SH             SOLE         10,000
ValueClick Inc                        COM         92046N102       458      35,000    SH             SOLE         35,000
Varian Medical Systems Inc            COM         92220P105       908      15,000    SH             SOLE         15,000
Vodafone Group PLC                    ADR         92857W209       992      40,000    SH             SOLE         40,000
Wabash National Corp                  COM         929566107       283      35,000    SH             SOLE         35,000
WABCO Holdings Inc                    COM         92927K102       419      10,000    SH             SOLE         10,000
Wonder Auto Technology Inc            COM         978166106       617      72,500    SH             SOLE         72,500
Yahoo! Inc                            COM         984332106       213      15,000    SH             SOLE         15,000


                                                               68,188